Dec. 31, 2015
Royce ISI Prospectus | Royce Global Financial Services Fund
Royce Global Financial Services Fund
The Royce Fund Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2015 Royce Global Financial Services Fund
Principal Investment Strategy

The second paragraph in this section is deleted in its entirety and replaced with the following:

Although the Fund normally focuses on securities of financial services companies with stock market capitalizations up to $5 billion, it may invest an equal or greater percentage of its assets in securities of companies with larger market capitalizations. Under normal market circumstances, the Fund will invest at least 40% of its net assets in equity securities of companies headquartered in at least three different countries outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. Overall, the Fund may invest up to 50% of its net assets (measured at the time of investment) in foreign securities and up to 50% of its net assets (measured at the time of investment) in U.S. securities. As a result, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country or in a limited number of countries. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors.

Any information contained in another Supplement to the Prospectus that is inconsistent with the information set forth above is hereby deleted.

January 1, 2016

ISI-SUPP-0116